General	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
GENERAL

NOTE 1 - GENERAL

CollPlant Biotechnologies Ltd. (the “Company”) is a regenerative and aesthetic medicine company focused on 3D bioprinting of tissues and organs and medical aesthetics. The Company’s products are based on its rhCollagen (recombinant human collagen) produced with CollPlant’s proprietary plant based technology. These products address indications for the diverse fields of tissue repair, aesthetics, and organ manufacturing.

The Company’s revenues include income from business collaborators and sales of (i) the BioInk product for the development of 3D bioprinting of organs and tissues, (ii) sales of rhCollagen for the medical aesthetics market, and  (iii) sales in Europe of the products for tendinopathy and wound healing.

The Company operates through CollPlant Ltd., a wholly-owned subsidiary (CollPlant Biotechnologies Ltd. and CollPlant Ltd. will be referred to hereinafter as “the Company” and “CollPlant”, respectively). In November 2021 CollPlant Ltd established CollPlant Inc., a wholly owned subsidiary in the United States. As of December 31, 2021, CollPlant Inc has not commenced operation.